SUPPLEMENT DATED FEBRUARY 14, 2012
TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011,
AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011
SUPPLEMENT DATED FEBRUARY 14, 2012
AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011
JNL® SERIES TRUST

JNL/Eastspring Investments Asia ex-Japan Fund
Please note that the changes apply to your variable annuity and/or variable life product(s).
All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.
All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.
All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.

JNL/Eastspring Investments China-India Fund
Please note that the changes apply to your variable annuity and/or variable life product(s).
All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.
All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.
All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000933691
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 14, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	jnlst933691_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 14, 2012
TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011,
AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011
SUPPLEMENT DATED FEBRUARY 14, 2012
AS AMENDED AUGUST 29, 2011, AND DECEMBER 12, 2011
JNL® SERIES TRUST

JNL/Eastspring Investments Asia ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst933691_SupplementTextBlock
Please note that the changes apply to your variable annuity and/or variable life product(s).
All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.
All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.
All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.

JNL/Eastspring Investments China-India Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst933691_SupplementTextBlock
Please note that the changes apply to your variable annuity and/or variable life product(s).
All references to Prudential Asset Management (Singapore) Limited should be deleted and replaced with Eastspring Investments (Singapore) Limited.
All references to JNL/PAM Asia ex-Japan Fund should be changed to JNL/Eastspring Investments Asia ex-Japan Fund.
All references to JNL/PAM China-India Fund should be changed to JNL/Eastspring Investments China-India Fund.